Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

Note 5 – Share Based Compensation

On October 12, 2022, the Company granted 2,250,000 options pursuant to the terms of the Company’s Stock Option Plan. The options were issued to five individuals, the CEO, CFO, and three Directors of the Company. The Black Scholes option pricing model was used to estimate the aggregate fair value of the October 2022 options of $106,109 as stock-based compensation with the following inputs:

Options	Exercise Price	Expected Life	Volatility	Risk Free Interest Rate
2,250,000	$0.06	5.5 years	161.7%	4.1%

On August 24, 2022, the Company granted 730,000 options pursuant to the terms of the Company’s Stock Option Plan. The Black Scholes option pricing model was used to estimate the aggregate fair value of the August 2022 options of $43,456 as stock-based compensation with the following inputs:

Options	Exercise Price	Expected Life	Volatility	Risk Free Interest Rate
730,000	$0.06	5.5 years	177.9%	3.2%

On March 22, 2021, the Company issued a total of 2,000,000 non-statutory stock options to four individuals, three of whom are Directors of the Company, the other an independent technical consultant that is helping design our 2021 exploration programs at Excelsior Spring. Upon vesting, each option is exercisable to purchase one share of common stock at a price of $0.09 per share. The options vest 50% upon issuance, and 25% on each of the first and second anniversaries of the grant date.

We estimated the fair value of the options using the Black-Scholes option pricing model, which includes assumptions for expected dividends, expected share price volatility, risk-free interest rate, and expected life of the options. Our expected volatility assumption is based on our historical weekly closing price of our stock over a period equivalent to the expected remaining life of the options. The total estimated fair value of the options utilized the following assumptions:

Expected volatility	211%
Expected life	3.4 years
Risk free interest rate	0.31%

The calculations resulted in the total fair value of the options issued to be $190,202. We expense share-based compensation using the straight-line method over the vesting term of the award for our employees and directors and over the expected service term for our non-employee consultants. As such, a stock-based compensation charges totaling of $47,551 and $128,389 have been charged during the twelve months ended December 31, 2022, and December 31, 2021, respectively.

A summary of the stock options as of December 31, 2022, and changes during the periods are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2020	0	$0.00	0	$0
Exercised	0	0	0	0
Issued	2,000,000	0.09	4.2	0
Canceled	0	0	0	0
Balance at December 31, 2021	2,000,000	0.09	4.2	80,000
Exercised	0	0	0	0
Issued	2,980,000	0.06	10.0	0
Canceled	0	0	0	0
Balance at December 31, 2022	4,980,000	0.07	7.1	0
Options exercisable at December 31, 2022	4,480,000	0.07	7.6	0

Also, on March 22, 2021, the Company agreed to issue a total of 300,000 restricted stock units at a price of $0.10 per share to the independent technical consultant helping design our 2021 exploration programs at Excelsior Springs. However, the shares shall not be issued until such time the individual either provides a written request or his termination date, whichever is sooner. The shares shall have no voting rights until issued. As such, we have recorded stock-based compensation in the amount of $30,000.